Securities (Tables)	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Securities

$ millions, as at	2022 Jan. 31	2021 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$51,993	$53,161
Equity securities designated at FVOCI	888	836
Securities measured at amortized cost (1)	45,489	35,159
Securities mandatorily measured and designated at FVTPL	80,633	72,245
	$179,003	$161,401
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2021: a realized gain of less than $1 million).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2022 Jan. 31					2021 Oct. 31
	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$9,590		$22	$(2)	$9,610	$8,310		$31	$ (1)	$8,340
Other Canadian governments	16,243		104	(6)	16,341	14,007		182	–	14,189
U.S. Treasury and agencies	11,809		13	(122)	11,700	14,157		23	(53)	14,127
Other foreign governments	6,463		26	(6)	6,483	6,750		30	(5)	6,775
Mortgage-backed securities	1,402		18	–	1,420	1,516		29	–	1,545
Asset-backed securities	612		–	(2)	610	354		–	(2)	352
Corporate debt	5,827		8	(6)	5,829	7,820		15	(2)	7,833
	51,946		191	(144)	51,993	52,914		310	(63)	53,161
Corporate public equity (2)	55		25	(1)	79	67		60	(1)	126
Corporate private equity	729		112	(32)	809	663		84	(37)	710
	784		137	(33)	888	730		144	(38)	836
	$52,730		$328	$ (177)	$52,881	$53,644		$454	$ (101)	$53,997
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (October 31, 2021: $19 million).
(2)	Includes restricted stock.

Summary of Allowance for Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2022	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$4	$15	$–	$19
	Provision for (reversal of) credit losses (1)	–	3	–	3
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$4	$19	$–	$23
2021	Debt securities measured at FVOCI
Oct. 31	Balance at beginning of period	$17	$4	$–	$21
	Provision for (reversal of) credit losses (1)	(13)	11	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$4	$15	$–	$19
2021	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$18	$4	$–	$22
	Provision for (reversal of) credit losses (1)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$17	$3	$–	$20
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.